INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS	12 Months Ended
Dec. 31, 2025
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS	INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS
The Company records new and modified leases in accordance with ASC 842. The Company elected the practical expedient to not reassess existing leases. See also Accounting policies within Note 2.

(in thousands of $)	2025	2024
Investments in sales-type leases	—	35,135
Total	—	35,135

Investments in sales-type leases

As of December 31, 2024, the Company had seven container vessels accounted for as sales-type leases, which were chartered on long-term bareboat charters to MSC Mediterranean Shipping Company S.A. ("MSC"). The terms of the charters for the seven container vessels provided the charterer with a fixed price purchase obligation at the expiry of each of the charters. During the year ended December 31, 2025, the Company sold and delivered the seven container vessels to MSC following the end of the vessels' bareboat charter contracts.

Investments in leaseback assets

When a sale and leaseback transaction does not qualify for sale accounting, the Company does not recognize the transferred vessels and instead accounts for the purchase as a leaseback asset. The Company has no remaining leaseback assets following the disposal of the Landbridge Wisdom in August 2023. (See also Note 9: Gain/(Loss) on Sale of Assets and Settlement of Charters).

Interest income earned on investments in sales-type leases and leaseback assets in the year ended December 31, 2025 was as follows:

(in thousands of $)	2025	2024	2023
Investments in sales-type leases	951	2,439	3,894
Investments in leaseback assets	—	—	2,298
Total	951	2,439	6,192